12. Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
	2016	2015

Currently paid or payable	$2,096,474	$1,937,004
Deferred tax benefit	(172,562)	(172,374)
Total income tax expense	$1,923,912	$1,764,630

Schedule of Effective Income Tax Rate Reconciliation
	2016	2015

Computed expense at statutory rates	$2,518,785	$2,240,669
Tax exempt interest and BOLI	(471,900)	(414,855)
Disallowed interest	13,053	11,523
Partnership tax credits	(857,359)	(566,949)
Low income housing investment amortization expense	482,756	266,280
NMTC amortization expense	117,439	106,847
Other	121,138	121,116
	$1,923,912	$1,764,630

Deferred income tax benefit
	2016	2015

Depreciation	$64,758	$(82,902)
MSRs	(28,011)	(6,421)
Deferred compensation	(58,194)	(26,169)
Bad debts	(90,633)	(36,042)
Non-accrual loan interest	0	13,731
Limited partnership amortization	7,865	56,890
Investment in CFSG Partners	13,187	20,182
Core deposit intangible	(92,716)	(92,716)
Loan fair value	(7,514)	(9,951)
OREO write down	6,460	(10,370)
Other	12,236	1,394
Deferred tax benefit	$(172,562)	$(172,374)

Components of the net deferred tax asset

	2016	2015
Components of the deferred tax asset:
Bad debts	$1,794,672	$1,704,039
Deferred compensation	302,166	243,972
Contingent liability - MPF program	45,042	45,042
OREO write down	13,940	20,400
Capital lease	63,228	69,567
Unrealized loss on securities available-for-sale	46,765	23,385
Other	22,837	28,733
Total deferred tax asset	$2,288,650	$2,135,138

	2016	2015
Components of the deferred tax liability:
Depreciation	219,304	154,546
Limited partnerships	52,109	44,244
MSRs	411,636	439,647
Investment in CFSG Partners	115,035	101,848
Core deposit intangible	92,715	185,431
Fair value adjustment on acquired loans	21,930	29,444
Total deferred tax liability	912,729	955,160

Net deferred tax asset	$1,375,921	$1,179,978